Per Share Amounts	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Per Share Amounts

NOTE 18. PER SHARE AMOUNTS

The following tables reconcile the net loss and weighted average shares outstanding used in computing basic and diluted loss per share:

	2018	2017
Net loss – basic and diluted	$(294,270)	$(132,036)

(Stated in thousands)	2018	2017
Weighted average shares outstanding – basic	293,560	293,239
Effect of stock options and other equity compensation plans	—	—
Weighted average shares outstanding – diluted	293,560	293,239